SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Subscription revenue and support – Direct	$ 1,460,624	$ 945,637	$ 4,315,168	$ 2,543,947
Subscription revenue and support – Indirect (Strategic partners)	525,054	203,705	1,345,259	195,492
Total revenues	$ 1,985,678	$ 1,149,342	$ 5,660,427	$ 2,739,439